Equity (Tables)	3 Months Ended
Mar. 31, 2013
Notes To Financial Statements [Abstract]
Total Equity and its Components

	MAALP Unitholders
	Limited Partner	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total Partnership Capital
CAPITAL BALANCE DECEMBER 31, 2012	$30,993	$706,296	$(26,881)	$14,811	$725,219
Net income	808	18,751		159	19,718
Other comprehensive income - derivative instruments (cash flow hedges)			4,357		4,357
Issuance of units		22,058			22,058
Units repurchased and retired		(673)			(673)
General partner units issued in exchange for limited partner units	(443)	443			—
Redeemable units fair market value adjustment		(319)			(319)
Adjustment for noncontrolling interest ownership in subsidiaries	665	(664)		(1)	—
Amortization of unearned compensation		630			630
Distributions ($0.6950 per unit)	(1,187)	(27,871)			(29,058)
CAPITAL BALANCE MARCH 31, 2013	$30,836	$718,651	$(22,524)	$14,969	$741,932

	MAALP Unitholders
	Limited Partner	General Partner	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total Partnership Capital
CAPITAL BALANCE DECEMBER 31, 2011	$28,729	$538,623	$(38,579)	$13,362	$542,135
Net income	1,105	21,231		148	22,484
Other comprehensive income - derivative instruments (cash flow hedges)			4,250		4,250
Issuance of units		120,143			120,143
Units repurchased and retired		(9,541)			(9,541)
General partner units issued in exchange for limited partner units	(28)	28			—
Redeemable units fair market value adjustment		(293)			(293)
Adjustment for noncontrolling interest ownership in subsidiaries	3,987	(3,987)		—	—
Amortization of unearned compensation		814			814
Distributions ($0.6600 per unit)	(1,279)	(25,475)			(26,754)
CAPITAL BALANCE MARCH 31, 2012	$32,514	$641,543	$(34,329)	$13,510	$653,238